Consolidated Statements of Changes in Temporary Equity and Shareholders' Deficit (Parenthetical) $ in Thousands	3 Months Ended
Jun. 30, 2021 USD ($)
Merger And Pipe Financing [Member]
Adjustment to additional paid in capital stock issuance costs	$ 38,215
Additional Equity Offering [Member]
Adjustment to additional paid in capital stock issuance costs	$ 9,293